Business Combinations	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Business Combinations
29.	BUSINESS COMBINATIONS

a.	Subsidiaries acquired

	Principal Activity	Date of Acquisition	Proportion of Voting Equity Interests Acquired (%)	Consideration Transferred
				NT$

FAFG	Holding company and the group engaged in the design and manufacturing of electronic components	December 1, 2020	100.00	$12,443,637
ITGEU	Trading company	October 21, 2021	100.00	$50,368
SER	Engaged in the design and manufacturing of electronic components	November 2, 2021	100.00	$217,919

b.	Consideration Transferred

	FAFG	ITGEU	SER
	NT$	NT$	NT$

Cash	$11,094,802	$50,368	$217,919
Equity instrument issued	1,734,570	—	—
Contingent consideration arrangement	(385,735)	—	—

Fair value of identifiable net assets acquired	$12,443,637	$50,368	$217,919

In December 2020, the Group’s subsidiary, USIFR, paid NT$10,800,558 thousand (equivalent to US$368,753 thousand) in cash and the Group’s subsidiary, USISH, issued its 25,940 thousand new ordinary shares, respectively, to acquire 100% shareholdings of FAFG. In addition, according to the share purchase agreement, USIFR is obliged to pay an earn-out
amount up to US$42,805 thousand in 2023 if FAFG’s net profit in 2021 and 2022 reaches the predetermined target. In December 2020, USIFR deposited NT$294,244 thousand (equivalent to US$10,122 thousand) in advance to trust account. Based on the valuation report of fair value of contingent consideration, USIFR will be able to receive NT$385,735 thousand back, of which NT$294,244 thousand will be received from trust account while NT$91,491 thousand will be received additionally.
In November 2021, the Group’s subsidiary, ASTEELFLASH FRANCE, acquired 100% shareholdings of SER and obtained control over SER. In November 2021, the board of directors of ASTEELFLASH FRANCE further resolved to merge SER. December 28, 2021 was the record date for the merger and such merger was completed.

c.	Assets acquired and liabilities assumed at the date of acquisition

	FAFG	ITGEU	SER
	NT$	NT$	NT$

Assets
Cash and cash equivalents	$2,349,164	$68,719	$18,850
Trade and other receivables	4,434,296	41,832	40,671
Inventories	4,836,819	—	375,912
Property, plant and equipment	2,882,720	94	37,672
Intangible assets	1,541,155	32	368
Others	1,919,118	2,828	186,377
Liabilities
Trade and other payables	(4,575,720)	(29,165)	(214,883)
Borrowings and bonds payables	(356,417)	—	—
Others	(3,155,051)	(858)	(227,048)

Fair value of identifiable net assets acquired	$9,876,084	$83,482	$217,919

d.	Non-controlling interest
Non-controlling
interests of FAFG were measured at its proportionate share of the fair value of FAFG’s identifiable net assets.

e.	Goodwill recognized on acquisitions or gain recognized in bargain purchase transaction

	FAFG	ITGEU	SER
	NT$	NT$	NT$

Consideration transferred	$12,443,637	$50,368	$217,919
Add: Non-controlling interests	289	—	—
Less: Fair value of identifiable net assets acquired	(9,876,084)	(83,482)	(217,919)

Goodwill recognized on acquisition (gain recognized in bargain purchase transaction)	$2,567,842	$(33,114)	$—

The goodwill from acquisitions mainly represents the control premium. In addition, the consideration paid for acquisitions effectively included amounts attributed to the benefits of expected synergies, such as revenue growth and future market expansions. These benefits are not recognized separately from goodwill because they do not meet the recognition criteria for identifiable intangible assets.
The goodwill recognized on acquisitions is not expected to be deductible for tax purpose.

f.	Net cash outflow (inflow) on acquisition of subsidiaries

	FAFG	ITGEU	SER
	NT$	NT$	NT$

Consideration transferred	$11,094,802	$50,368	$217,919
Less: Cash and cash equivalent acquired	(2,349,164)	(68,719)	(18,850)

Net cash outflow (inflow) on acquisition of subsidiaries	$8,745,638	$(18,351)	$199,069

g.	Impact of acquisitions on the results of the Group
The results of operations since the acquisition date were included in the consolidated statements of comprehensive income and were as follows

	FAFG (for the period from December 1, 2020 through December 31, 2020)	ITGEU (for the period from October 21, 2021 through December 31, 2021)	SER (for the period from November 2, 2021 through December 31, 2021)
	NT$	NT$	NT$

Operating revenue	$2,043,440	$75,221	$225,017

Net profit (loss)	$91,179	$(4,593)	$(508)

Had the abovementioned business combinations been in effect at the beginning of each annual reporting period and the investments originally accounted for using the equity method been remeasured to their fair value as of January 1 of each respective annual reporting period, the Group’s operating revenues and profit for the year would have been NT$497,146,285 thousand and NT$28,833,916 thousand for the year ended December 31, 2020, respectively, and NT$570,363,380 thousand and NT$62,277,713 thousand for the year ended December 31, 2021, respectively. This pro-forma
information is for illustrative purposes only and is not necessarily an indication of the operating revenue and results of operations of the Group that actually would have been achieved had the acquisition been completed at the beginning of each annual reporting period, nor is it intended to be a projection of future results.
In determining the
pro-forma
operating revenue and profit for the period had each subsidiary been acquired at the beginning of each respective annual reporting period, the Group has calculated the depreciation of property, plant and equipment and the amortization of intangible assets acquired on the basis of the fair values at the initial accounting for the business combination rather than the carrying amounts recognized in the respective pre-acquisition
financial statements.

h.
As of December 31, 2021, the Group has completed the identification of the difference between the cost of the investment and the Group’s share of FAFG’s net fair value of identifiable assets and liabilities, and has retrospectively adjusted the comparative consolidated financial statements as of and for the year ended December 31, 2020. As of December 31, 2020, the retrospective adjustments are summarized as follows:

	December 31, 2020
	After Retrospectively Adjusted	Before Retrospectively Adjusted
	NT$	NT$

Consolidated balance sheet

Inventories	$48,590,434	$48,516,459

Financial assets at fair value through profit or loss – non-current	$2,180,978	$1,793,188

Property, plant and equipment	$234,365,397	$233,207,324

Right-of-use assets	$8,741,807	$8,620,612

Goodwill	$52,709,053	$54,777,439

Other intangible assets	$27,711,771	$26,808,668

Deferred tax liabilities	$7,121,027	$6,551,233

Non-controlling interests	$15,622,009	$15,616,053